LVIP Delaware SMID Cap Core Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.88%
Automobile Components–1.26%
BorgWarner, Inc.	104,162	$ 5,115,396
Dana, Inc.	135,870	2,044,843
		7,160,239
Banks–4.79%
Columbia Banking System, Inc.	190,119	4,072,349
East West Bancorp, Inc.	123,120	6,833,160
SouthState Corp.	61,648	4,393,036
Valley National Bancorp	368,136	3,401,577
Webster Financial Corp.	135,830	5,354,418
WSFS Financial Corp.	86,193	3,241,719
		27,296,259
Biotechnology–4.66%
†Amicus Therapeutics, Inc.	237,678	2,635,849
†Blueprint Medicines Corp.	54,827	2,466,667
†Exact Sciences Corp.	44,078	2,988,929
†Halozyme Therapeutics, Inc.	117,525	4,488,280
†Insmed, Inc.	127,566	2,175,000
†Natera, Inc.	77,852	4,322,343
†Neurocrine Biosciences, Inc.	52,081	5,271,639
†Ultragenyx Pharmaceutical, Inc.	55,281	2,216,768
		26,565,475
Building Products–1.28%
Carlisle Cos., Inc.	19,089	4,315,450
Zurn Elkay Water Solutions Corp.	140,002	2,990,443
		7,305,893
Capital Markets–2.48%
Hamilton Lane, Inc. Class A	48,794	3,609,780
Raymond James Financial, Inc.	47,362	4,417,454
Stifel Financial Corp.	103,302	6,104,115
		14,131,349
Chemicals–2.39%
Huntsman Corp.	287,072	7,854,290
Minerals Technologies, Inc.	95,851	5,791,317
		13,645,607
Commercial Services & Supplies–2.72%
ABM Industries, Inc.	85,151	3,826,686
†Casella Waste Systems, Inc. Class A	33,929	2,804,571
†Clean Harbors, Inc.	34,603	4,933,004
Tetra Tech, Inc.	26,921	3,954,964
		15,519,225
Construction & Engineering–4.32%
†Ameresco, Inc. Class A	39,732	1,955,609
†MasTec, Inc.	50,337	4,753,826
Quanta Services, Inc.	56,754	9,457,487
†WillScot Mobile Mini Holdings Corp.	180,575	8,465,356
		24,632,278
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.13%
†BJ's Wholesale Club Holdings, Inc.	59,476	$ 4,524,339
Casey's General Stores, Inc.	35,074	7,592,118
		12,116,457
Containers & Packaging–0.52%
Westrock Co.	98,007	2,986,273
		2,986,273
Electrical Equipment–0.67%
Regal Rexnord Corp.	27,335	3,846,855
		3,846,855
Electronic Equipment, Instruments & Components–0.54%
†Coherent Corp.	81,435	3,101,045
		3,101,045
Energy Equipment & Services–1.75%
Liberty Energy, Inc. Class A	776,737	9,950,001
		9,950,001
Entertainment–0.59%
†IMAX Corp.	175,688	3,369,696
		3,369,696
Financial Services–1.33%
Essent Group Ltd.	112,310	4,498,015
†NMI Holdings, Inc. Class A	136,854	3,055,950
		7,553,965
Food Products–0.74%
J & J Snack Foods Corp.	28,625	4,242,798
		4,242,798
Gas Utilities–0.88%
Spire, Inc.	71,521	5,016,483
		5,016,483
Ground Transportation–2.06%
Knight-Swift Transportation Holdings, Inc.	104,684	5,923,021
Werner Enterprises, Inc.	127,623	5,805,570
		11,728,591
Health Care Equipment & Supplies–2.27%
†Inspire Medical Systems, Inc.	22,488	5,263,766
=†OmniAb, Inc. Earnout Shares	14,046	0
=†OmniAb, Inc. Earnout Shares	14,046	0
†QuidelOrtho Corp.	29,659	2,642,320
†Shockwave Medical, Inc.	23,171	5,024,168
		12,930,254
Health Care Providers & Services–0.76%
Encompass Health Corp.	79,858	4,320,318
		4,320,318
Health Care REITs–0.54%
Physicians Realty Trust	205,524	3,068,473
		3,068,473
LVIP Delaware SMID Cap Core Fund–1

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotel & Resort REITs–0.71%
DiamondRock Hospitality Co.	219,913	$ 1,787,893
Pebblebrook Hotel Trust	159,203	2,235,210
		4,023,103
Hotels, Restaurants & Leisure–3.49%
Aramark	167,265	5,988,087
†Brinker International, Inc.	71,042	2,699,596
Jack in the Box, Inc.	27,933	2,446,651
Texas Roadhouse, Inc.	44,181	4,774,199
Wendy's Co.	183,273	3,991,686
		19,900,219
Household Durables–2.72%
†Helen of Troy Ltd.	13,341	1,269,663
KB Home	67,175	2,699,091
La-Z-Boy, Inc.	90,113	2,620,486
†Taylor Morrison Home Corp.	94,552	3,617,560
Toll Brothers, Inc.	88,258	5,298,128
		15,504,928
Industrial REITs–1.74%
EastGroup Properties, Inc.	24,175	3,996,611
First Industrial Realty Trust, Inc.	110,831	5,896,209
		9,892,820
Insurance–4.39%
Axis Capital Holdings Ltd.	92,546	5,045,608
Kemper Corp.	90,796	4,962,910
Primerica, Inc.	53,546	9,222,763
Reinsurance Group of America, Inc.	43,362	5,756,739
		24,988,020
Interactive Media & Services–1.11%
†Yelp, Inc.	94,921	2,914,075
†Ziff Davis, Inc.	43,861	3,423,351
		6,337,426
Leisure Products–1.46%
†Malibu Boats, Inc. Class A	76,344	4,309,619
†YETI Holdings, Inc.	100,979	4,039,160
		8,348,779
Life Sciences Tools & Services–2.93%
†Azenta, Inc.	55,795	2,489,573
Bio-Techne Corp.	58,364	4,330,025
†ICON PLC	20,599	4,399,740
†OmniAb, Inc.	181,503	667,931
†Repligen Corp.	28,480	4,794,893
		16,682,162
Machinery–3.57%
Barnes Group, Inc.	35,785	1,441,420
†Chart Industries, Inc.	11,250	1,410,750
Federal Signal Corp.	62,383	3,381,783
†Gates Industrial Corp. PLC	129,808	1,803,033
Graco, Inc.	53,212	3,885,008
Kadant, Inc.	13,745	2,866,107
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	32,862	$ 5,556,964
		20,345,065
Marine Transportation–0.91%
†Kirby Corp.	74,515	5,193,696
		5,193,696
Media–1.54%
Interpublic Group of Cos., Inc.	158,271	5,894,012
Nexstar Media Group, Inc. Class A	16,570	2,860,976
		8,754,988
Metals & Mining–3.61%
Kaiser Aluminum Corp.	41,479	3,095,578
Reliance Steel & Aluminum Co.	45,635	11,716,331
Worthington Industries, Inc.	88,904	5,747,643
		20,559,552
Multi-Utilities–0.88%
Black Hills Corp.	79,742	5,031,720
		5,031,720
Oil, Gas & Consumable Fuels–2.66%
Chesapeake Energy Corp.	103,882	7,899,188
Diamondback Energy, Inc.	53,531	7,235,785
		15,134,973
Passenger Airlines–0.41%
†Allegiant Travel Co.	25,378	2,334,268
		2,334,268
Pharmaceuticals–1.73%
†Catalent, Inc.	52,036	3,419,286
†Ligand Pharmaceuticals, Inc.	37,041	2,724,736
†Supernus Pharmaceuticals, Inc.	102,575	3,716,292
		9,860,314
Professional Services–5.23%
†ASGN, Inc.	59,109	4,886,541
†ExlService Holdings, Inc.	47,965	7,762,176
Jacobs Solutions, Inc.	23,827	2,799,910
KBR, Inc.	88,418	4,867,411
SS&C Technologies Holdings, Inc.	39,787	2,246,772
†WNS Holdings Ltd.ADR	77,417	7,212,942
		29,775,752
Residential REITs–0.83%
Camden Property Trust	44,958	4,713,397
		4,713,397
Retail REITs–1.79%
Brixmor Property Group, Inc.	250,772	5,396,613
Kite Realty Group Trust	229,090	4,792,563
		10,189,176

LVIP Delaware SMID Cap Core Fund–2

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.98%
†MACOM Technology Solutions Holdings, Inc.	54,707	$ 3,875,444
†MaxLinear, Inc.	95,099	3,348,436
†ON Semiconductor Corp.	35,961	2,960,310
†Semtech Corp.	113,185	2,732,286
†Silicon Laboratories, Inc.	23,093	4,043,353
		16,959,829
Software–5.82%
†Blackline, Inc.	22,996	1,544,181
†Box, Inc. Class A	70,709	1,894,294
†Dynatrace, Inc.	74,928	3,169,455
†Guidewire Software, Inc.	36,610	3,003,851
†Paycom Software, Inc.	3,604	1,095,652
†Procore Technologies, Inc.	47,273	2,960,708
†PTC, Inc.	60,136	7,711,239
†Q2 Holdings, Inc.	74,965	1,845,638
†Rapid7, Inc.	45,866	2,105,708
†Smartsheet, Inc. Class A	64,405	3,078,559
†Sprout Social, Inc. Class A	21,603	1,315,191
†Tyler Technologies, Inc.	2,841	1,007,532
†Varonis Systems, Inc.	94,517	2,458,387
		33,190,395
Specialized REITs–1.40%
Life Storage, Inc.	61,048	8,002,782
		8,002,782
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–3.42%
Dick's Sporting Goods, Inc.	59,319	$ 8,416,773
†Five Below, Inc.	34,621	7,130,887
Tractor Supply Co.	16,647	3,912,711
		19,460,371
Textiles, Apparel & Luxury Goods–1.09%
Steven Madden Ltd.	172,221	6,199,956
		6,199,956
Trading Companies & Distributors–2.78%
†Beacon Roofing Supply, Inc.	89,684	5,277,904
Boise Cascade Co.	69,129	4,372,409
WESCO International, Inc.	40,109	6,198,445
		15,848,758
Total Common Stock (Cost $427,171,255)		557,719,983

MONEY MARKET FUND–2.14%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	12,179,754	12,179,754
Total Money Market Fund (Cost $12,179,754)		12,179,754

TOTAL INVESTMENTS–100.02% (Cost $439,351,009)	569,899,737
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(123,587)
NET ASSETS APPLICABLE TO 24,354,149 SHARES OUTSTANDING–100.00%	$569,776,150

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware SMID Cap Core Fund–3

LVIP Delaware SMID Cap Core Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware SMID Cap Core Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$557,719,983	$—	$—	$557,719,983
Money Market Fund	12,179,754	—	—	12,179,754
Total Investments	$569,899,737	$—	$—	$569,899,737
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware SMID Cap Core Fund–4